Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000238767 | Alphabet, Inc.FR_02079K3050
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000238767 | NVIDIA Corp.FR_67066G1040
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000238767 | Apple, Inc.FR_0378331000
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000238767 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_8740391000
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000238767 | Microsoft Corp.FR_5949181040
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000238767 | Amazon.com, Inc.FR_0231351060
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000238767 | Broadcom, Inc.FR_11135F1010
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000238767 | Applied Materials, Inc.FR_0382221050
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000238767 | ASML Holding NVFR_N070592100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238767 | Amphenol Corp.FR_0320951010
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238767 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000238767 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000238767 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000238767 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000238767 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000238767 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000238767 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000238767 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000238767 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000238769 | Alphabet, Inc.FR_02079K3050
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000238769 | NVIDIA Corp.FR_67066G1040
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000238769 | Apple, Inc.FR_0378331000
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000238769 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_8740391000
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000238769 | Microsoft Corp.FR_5949181040
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000238769 | Amazon.com, Inc.FR_0231351060
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000238769 | Broadcom, Inc.FR_11135F1010
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000238769 | Applied Materials, Inc.FR_0382221050
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000238769 | ASML Holding NVFR_N070592100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238769 | Amphenol Corp.FR_0320951010
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238769 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000238769 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000238769 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000238769 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000238769 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000238769 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000238769 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000238769 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000238769 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000238768 | Alphabet, Inc.FR_02079K3050
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000238768 | NVIDIA Corp.FR_67066G1040
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000238768 | Apple, Inc.FR_0378331000
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000238768 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_8740391000
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000238768 | Microsoft Corp.FR_5949181040
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000238768 | Amazon.com, Inc.FR_0231351060
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000238768 | Broadcom, Inc.FR_11135F1010
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000238768 | Applied Materials, Inc.FR_0382221050
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000238768 | ASML Holding NVFR_N070592100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238768 | Amphenol Corp.FR_0320951010
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238768 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000238768 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000238768 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000238768 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000238768 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000238768 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000238768 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000238768 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000238768 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000238766 | Alphabet, Inc.FR_02079K3050
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000238766 | NVIDIA Corp.FR_67066G1040
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000238766 | Apple, Inc.FR_0378331000
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000238766 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_8740391000
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000238766 | Microsoft Corp.FR_5949181040
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000238766 | Amazon.com, Inc.FR_0231351060
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000238766 | Broadcom, Inc.FR_11135F1010
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000238766 | Applied Materials, Inc.FR_0382221050
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000238766 | ASML Holding NVFR_N070592100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238766 | Amphenol Corp.FR_0320951010
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238766 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000238766 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000238766 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000238766 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000238766 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000238766 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000238766 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000238766 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000238766 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%